Trade Accounts Payable - Supplier Finance Arrangements - Tabular Disclosure Of Trade Payables Explanatory (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade Payables [Line Items]
Trade And Other Current Payables To Trade Suppliers	[1]	$ 43.3	$ 37.6
Supplier Finance Arrangement [Member]
Disclosure Of Trade Payables [Line Items]
Trade And Other Current Payables To Trade Suppliers	[2]	$ 78.5	$ 58.9

[1]	These balances are presented as Trade accounts payable – Supplier Finance Arrangements.
[2]	These balances are presented as Trade accounts payable.